Item 1. Schedule of Investments:
--------------------------------
Putnam Minnesota Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05



Putnam Minnesota Tax Exempt Income Fund
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The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (96.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------

Minnesota (95.9%)
--------------------------------------------------------------------------------------------------------------------------------
                 Bemidji, Hosp. Fac. Rev. Bonds (First Mtge.-North Country Hlth.)
       $250,000  5 5/8s, 9/1/21                                                                  A                      $260,883
      1,760,000  5 5/8s, 9/1/15                                                                  A                     1,844,779
      1,560,000  Big Lake, G.O. Bonds (Indpt. School Dist. No. 728), Ser. C, FSA, 5s, 2/1/21     Aaa                   1,648,920
                 Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, FGIC
      1,000,000  5s, 2/1/20                                                                      Aaa                   1,072,170
      1,000,000  5s, 2/1/13                                                                      Aaa                   1,096,460
      1,000,000  Breckenridge, Rev. Bonds (Catholic Hlth. Initiatives), Ser. A, 5s, 5/1/30       Aa2                   1,025,810
      1,000,000  Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22                A                     1,030,070
      1,000,000  Dakota Cnty., Cmnty. Dev. Agcy. G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21          Aa1                   1,060,410
        200,000  Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds (BSM Properties, Inc.),
                 Ser. A, AMBAC, 5 7/8s, 12/1/28                                                  BB/P                    200,166
        750,000  East Grand Forks, Poll. Rev. Bonds (American Crystal Sugar), Ser. A, 6s,
                 4/1/18                                                                          BBB+                    795,300
      1,000,000  Elk River, G.O. Bonds (Indpt. School Dist. No. 728), Ser. A, MBIA, 5s, 2/1/19   Aaa                   1,064,600
      1,440,000  Hennepin Cnty., G.O. Bonds, Ser. A, 5 1/8s, 12/1/19                             Aaa                   1,529,179
      1,000,000  Hutchinson, G.O. Bonds (Indpt. School Dist. No. 423), Ser. A, 5 3/4s, 2/1/13    Aa2                   1,079,860
        750,000  Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22     BB                      758,625
      2,610,000  Itasca Cnty., G.O. Bonds (Indpt. School Dist. No. 318), FSA, 5s, 2/1/15         AAA                   2,830,075
      1,430,000  Lake Superior, G.O. Bonds (Indpt. School Dist. No. 381), Ser. A, FSA, 5s,
                 4/1/14                                                                          Aaa                   1,568,152
                 Lakeville, G.O. Bonds (Indpt. School Dist. No. 194)
      2,000,000  Ser. A, FGIC, 5 1/2s, 2/1/24                                                    Aaa                   2,207,360
      1,440,000  Ser. C, FSA, 5s, 2/1/15                                                         Aaa                   1,569,096
      1,600,000  Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp. Assn.), 6 5/8s, 9/1/22    BBB-/P                1,651,392
      1,550,000  Medford, G.O. Bonds (Indpt. School Dist. No. 763), Ser. A, FSA, 5 1/2s,
                 2/1/31                                                                          Aaa                   1,678,046
      3,100,000  Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist. VRDN (Hlth. Ctr.), 2s,
                 8/1/14                                                                          A-1+                  3,100,000
      1,800,000  Minneapolis & St. Paul, Arpt. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 1/1/16          Aaa                   1,995,210
      1,000,000  Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds
                 (Children's Hlth. Care Syst.), Ser. A, FSA, 5.7s, 8/15/16                       Aaa                   1,036,160
                 Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, MBIA
      1,160,000  5s, 1/1/28                                                                      Aaa                   1,201,714
      1,500,000  5s, 1/1/21                                                                      Aaa                   1,587,480
      1,705,000  Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev. Bonds, Ser. G-3, 5.45s,
                 12/1/31                                                                         A-                    1,794,154
      1,095,000  Minneapolis, COP (Special School Dist. No. 001), Ser. B, FSA, 5s, 2/1/12        Aaa                   1,203,482
                 Minneapolis, G.O. Bonds
      2,000,000  (Sports Arena), 5.2s, 10/1/24                                                   AAA                   2,090,000
      1,500,000  (Pub. Impt.), Ser. B, 5 1/8s, 12/1/24                                           AAA                   1,577,475
      1,675,000  (Pub. Impt.), Ser. E, 5s, 3/1/26                                                AAA                   1,726,289
      1,200,000  (Pub. Impt.), 5s, 12/1/18                                                       AAA                   1,282,560
      1,000,000  Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs.), Ser. B,
                 MBIA, 5s, 5/15/10                                                               Aaa                   1,083,560
                 Minneapolis, Multi-Fam. Rev. Bonds
      1,190,000  (East Bank), GNMA Coll., 5 3/4s, 10/20/42                                       Aaa                   1,232,067
      1,000,000  (Bottineau Commons), GNMA Coll., 5.45s, 4/20/43                                 Aaa                   1,027,250
                 Minneapolis, Rev. Bonds (Walker Methodist Sr. Svcs.)
        100,000  Ser. A, 6s, 11/15/28                                                            B+/P                     80,947
        250,000  Ser. C, 6s, 11/15/28                                                            B+/P                    202,368
      2,715,000  Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276), Ser. B, 5 3/4s, 2/1/22    Aa1                   2,931,820
                 MN Agricultural & Econ. Dev. Board Rev. Bonds
      1,500,000  (Evangelical Lutheran), 6 5/8s, 8/1/25                                          A3                    1,649,955
      3,000,000  (Hlth. Care Syst. - Fairview Hosp.), Ser. A, MBIA, 5 1/2s, 11/15/17             Aaa                   3,239,370
      1,400,000  (Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5 1/4s, 2/15/14                 Aaa                   1,520,232
        500,000  (Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5s, 2/15/23                     Aaa                     523,000
      1,035,000  MN Pub. Fac. Auth. Trans. Rev. Bonds (Closed Lane Pool), 5s, 3/1/10             Aa2                   1,124,838
                 MN Pub. Fac. Auth. Wtr. Poll. Control Rev. Bonds, Ser. A
      1,000,000  5 1/4s, 3/1/17                                                                  Aaa                   1,079,020
      1,500,000  5s, 3/1/17                                                                      Aaa                   1,621,125
                 MN State G.O. Bonds
      3,000,000  (Duluth Arpt.), Ser. 95A, 6 1/4s, 8/1/14                                        AAA                   3,046,230
      1,500,000  5 1/2s, 11/1/06                                                                 AAA                   1,572,465
      1,500,000  5s, 11/1/19                                                                     AAA                   1,599,495
      2,500,000  5s, 8/1/07                                                                      AAA                   2,639,300
      1,000,000  4s, 8/1/11                                                                      AAA                   1,043,070
                 MN State Higher Ed. Fac. Auth. Rev. Bonds
        580,000  (U. of St. Thomas), Ser. 4-P, 5.4s, 4/1/23                                      A2                      603,786
        500,000  (The College of St. Catherine), Ser. 5-N1, 5 3/8s, 10/1/32                      Baa1                    521,290
      1,000,000  (St. John's U.), Ser. 4-L, 5.35s, 10/1/17                                       A2                    1,053,270
      1,000,000  (U. of St. Thomas), Ser. 5-Y, 5 1/4s, 10/1/34                                   A2                    1,053,030
        500,000  (St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26                                      A2                      526,070
        250,000  (College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24                             Baa2                    259,413
        500,000  (The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18                          Baa1                    517,510
      5,405,000  MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. 5-M1, 1.8s,
                 10/1/32                                                                         VMIG1                 5,405,000
      1,000,000  Monticello, Big Lake Cmnty. Hosp. Dist. Gross Rev. Bonds (Hlth. Care Fac.),
                 Ser. A, 5 3/4s, 12/1/19                                                         BBB-/P                1,020,670
                 Morris, Indpt. School Dist. G.O. Bonds (Indpt. School Dist. No. 769), MBIA
      1,000,000  5s, 2/1/18                                                                      Aaa                   1,079,880
      1,150,000  5s, 2/1/17                                                                      Aaa                   1,246,760
                 Mounds View, G.O. Bonds (Indpt. School Dist. No. 621), Ser. A
      1,250,000  5 3/8s, 2/1/20                                                                  Aa2                   1,383,975
      1,000,000  5 1/4s, 2/1/15                                                                  Aa2                   1,100,530
      1,000,000  Northfield, Hosp. Rev. Bonds, Ser. C, 6s, 11/1/31                               BBB-                  1,068,240
        800,000  Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5.55s, 7/1/19    BB+/P                   827,520
      2,000,000  Osseo, G.O. Bonds (Indpt. School Dist. No. 279), Ser. A, 5 1/4s, 2/1/21         Aa2                   2,156,800
      1,220,000  Pequot Lakes, G.O. Bonds (Indpt. School Dist. No. 186), FGIC, 5s, 2/1/12        Aaa                   1,340,865
      1,160,000  Ramsey Cnty., G.O. Bonds (Cap. Impt.), Ser. A, 5 3/8s, 2/1/16                   Aaa                   1,215,402
      1,150,000  Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses),
                 6s, 7/1/31                                                                      Aa1                   1,207,820
                 Robbinsdale, G.O. Bonds (Indpt. School Dist. No. 281)
      2,000,000  5 5/8s, 2/1/21                                                                  Aa2                   2,190,000
      1,500,000  MBIA, 5s, 2/1/14                                                                Aaa                   1,608,180
      1,500,000  Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30                              Aa3                   1,564,770
      2,000,000  Rochester, G.O. Bonds (Indpt. School Dist. No. 535), Ser. A, 5 1/4s, 2/1/15     Aa2                   2,050,280
      2,000,000  Roseville, G.O. Bonds (Indpt. School Dist. No. 623), Ser. A, FSA, 5s, 2/1/25    Aaa                   2,092,500
      1,800,000  Sartell, Env. Rev. Bonds, Ser. A, 5.2s, 6/1/27                                  Baa2                  1,815,462
      2,540,000  Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047), Ser. B, FSA, zero %,
                 2/1/11                                                                          Aaa                   2,041,550
      1,500,000  St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp. Oblig. Group), Ser. A, FSA,
                 6 1/4s, 5/1/17                                                                  Aaa                   1,717,920
      1,310,000  St. Michael, G.O. Bonds (Indpt. School Dist. No. 885), FSA, 5s, 2/1/16          Aaa                   1,417,957
      2,475,000  St. Paul, COP (Indpt. School Dist. No. 625), Ser. C, 5 1/4s, 2/1/16             AA                    2,484,999
      1,500,000  St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.),
                 5.3s, 5/15/28                                                                   BBB+                  1,524,120
        750,000  St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), Ser. B, 5.85s,
                 11/1/17                                                                         Ba1                     754,478
        750,000  Todd Morrison Cass & Wadena Cntys., Hosp. Dist. G.O. Bonds (Hlth. Care Fac.
                 Lakewood), 5s, 12/1/34                                                          Baa2                    756,855
                 U. of MN Rev. Bonds, Ser. A
      2,160,000  5 3/4s, 7/1/17                                                                  Aa2                   2,559,686
      1,000,000  5 1/2s, 7/1/21                                                                  Aa2                   1,154,940
        565,000  Western MN Muni. Pwr. Agncy. Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 1/1/16          Aaa                     621,890
      1,170,000  White Bear Lake, G.O. Bonds (Indpt. School Dist. No. 624), Ser. C, FSA, 5s,
                 2/1/12                                                                          Aaa                   1,285,912
        250,000  Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34                          BBB-                    259,928
                                                                                                                 ---------------
                                                                                                                     123,271,247

New Jersey (0.4%)
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        500,000  Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s, 6/1/39                        BBB                     524,050
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                 Total Investments (cost $117,461,156) (b)                                                          $123,795,297
================================================================================================================================



Putnam Minnesota Tax Exempt Income Fund

Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date      (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             $2,000,000           3/17/2025              $2,833

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 3.13% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             10,000,000           3/17/2010              77,870

Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive quarterly the notional amount
multiplied by 3.935% and pay quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                           3,000,000           8/10/2030            (114,589)

Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                           6,000,000           8/10/2009              41,243
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                                                                                                                          $7,357
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $128,603,674.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $117,461,156, resulting in gross unrealized appreciation and depreciation of $6,415,847 and $81,706, respectively, or net unrealized appreciation of $6,334,141.

The rates shown on VRDN are the current interest rates at February 28, 2005.

The fund had the following industry group concentration greater than 10% at February 28, 2005 (as a percentage of net assets):

Health care                        17.3%

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

FSA                                15.6%
MBIA                               11.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005